Components of Income Before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Domestic	$ 9,316	$ 9,724	$ 11,921
Foreign	581	759	763
Income Before (Provision) Benefit For Income Taxes	$ 9,897	$ 10,483	$ 12,684